Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits, Description [Abstract]
Total expense under employee benefit plans	$ 3.6	$ 2.5	$ 2.4
Company matching contributions	0.3	0.3	$ 0.3
Liability under the defined benefit plans	$ 8.0	$ 6.7